Partners' Capital (EPU Computation Schedule) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Capital Unit [Line Items]
Limited partners' interest in net income attributable to Enlink Midstream Partners, LP	$ 50.2	$ 40.5	$ 38.3	$ 7.7	$ 136.7	[1]
Distributed Earnings					311.3	[1]
Undistributed Earnings					(174.6)	[1]
Basic common unit (usd per unit)	$ 0.21	$ 0.18	$ 0.17	$ 0.03	$ 0.59	[1]	$ 0.00	$ 0.00
Diluted common unit (usd per unit)	$ 0.21	$ 0.18	$ 0.17	$ 0.03	$ 0.59	[1]	$ 0.00	$ 0.00
Common and Class B Units [Member]
Capital Unit [Line Items]
Limited partners' interest in net income attributable to Enlink Midstream Partners, LP					136.1	[1],[2]
Distributed Earnings					310.0	[1],[2],[3]
Undistributed Earnings					(173.9)	[1],[2]
Restricted Stock Units (RSUs)
Capital Unit [Line Items]
Limited partners' interest in net income attributable to Enlink Midstream Partners, LP					0.6	[1]
Distributed Earnings					1.3	[1],[3]
Undistributed Earnings					$ (0.7)	[1]

[1]	* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.
[2]	(2) The 2014 amount includes distribution of $0.10 per unit for Class B Units paid on May 14, 2014. The Class B Units converted into common units on a one-for-one basis on May 6, 2014.
[3]	(1) The 2014 amount represents distributions of $0.36 per unit paid on May 14, 2014, distributions of $0.365 per unit paid on August 13, 2014 , distributions of $0.37 per unit paid on November 13, 2014 and distributions declared of $0.375 per unit payable on February 12, 2015.